As filed with the Securities and Exchange Commission on October 5, 2001.
                                                      1933 Act File No: 33-82080
                                                      1940 Act File No: 811-8664

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment
         No. [ ]
                                            ----
         Post-Effective Amendment No.        17                 [X]
                                            ----
                                                                          and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                       19                 [X]
                                            ----

                      Jackson National Separate Account - I
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 381-5500
--------------------------------------------------------------------------------

                                            With a copy to:
         Patrick W. Garcy
         Asst. Vice Pres. &
         Assoc. General Counsel             Joan E. Boros, Esq.
         Jackson National Life              Jorden Burt LLP
         Insurance Company                  1025 Thomas Jefferson St. NW
         1 Corporate Way                    Washington DC  20007-5201
         Lansing, MI  48951
                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
  X      on October 29, 2001 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.

Title of Securities Being Registered
         Variable Portion of Individual Deferred Variable Annuity Contracts

                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                                     Caption in Prospectus or
                                             Statement of Additional
                                             Information relating to
                                             each Item


Part A.      Information Required in a Prospectus      Prospectus

1.           Cover Page                                Cover Page

2.           Definitions                               Not Applicable

3.           Synopsis                                  Key Facts; Fee Tables

4.           Condensed Financial Information           Appendix A


5.           General Description of Registrant,        The Company; The
             Depositor and Portfolio Companies         Separate Account;
                                                       Investment Portfolios

6.           Deductions                                Contract Charges

7.           General Description of Variable           The Annuity Contract;
             Annuity Contracts                         Purchases; Transfers;
                                                       Access To Your Money;
                                                       Income Payments (The
                                                       Income Phase); Death
                                                          Benefit; Other
                                                          Information

8.           Annuity Period                            Income Payments (The
                                                          Income Phase)

9.           Death Benefit                             Death Benefit

10.          Purchases and Contract Value              Purchases

11.          Redemptions                               Access To Your Money

12.          Taxes                                     Taxes

13.          Legal Proceedings                         Other Information

14.          Table of Contents of the Statement of     Table of Contents of the
             Additional Information                    Statement of Additional
                                                       Information


             Information Required in a Statement of    Statement of
Part B.      Additional Information                    Additional Information

15.          Cover Page                                Cover Page

16.          Table of Contents                         Table of Contents

17.          General Information and History           General Information
                                                       and History

18.          Services                                  Services

19.          Purchase of Securities Being Offered      Purchase of Securities
                                                       Being Offered

20.          Underwriters                              Underwriters

21.          Calculation of Performance Data           Calculation of
                                                       Performance

22.          Annuity Payments                          Income Payments; Net
                                                       Investment Factor

23.          Financial Statements                      Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

Explanatory Note

This Registration Statement contains 28 Series of the JNL Series Trust and 12 Series of the JNL Variable Fund LLC. Two different versions of the Prospectus will be created from this Registration Statement. The only differences between the versions of the Prospectuses created from this Registration Statement will be the underlying funds available. These Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement certain changes made to the Prospectus dated July 1, 2001 for the Perspective Fixed and Variable Annuity and to the Statement of Additional Information dated July 1, 2001, both of which were filed with the Commission on June 20, 2001, as part of Post-Effective Amendment No. 14 to the Registration Statement. This filing supercedes the changes made by Post-Effective Amendment No. 15, which was filed with the Commission on July 30, 2001. This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                        SUPPLEMENT DATED OCTOBER 29, 2001

                                     TO THE
                          PROSPECTUS DATED JULY 1, 2001
                                       FOR
                    PERSPECTIVE FIXED AND VARIABLE ANNUITY(R)
                       JACKSON NATIONAL SEPARATE ACCOUNT I

The following changes apply to the prospectus listed above

The following should be added to the list of mutual fund series on the cover page:

AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series
PIMCO/JNL Total Return Bond Series

On page 1, the second paragraph in the section entitled " Expenses" should be deleted and replaced in its entirety with the following paragraph:


Jackson National makes a deduction for its insurance and administration charges that is equal to 1.40% of the daily value of the contracts invested in the investment divisions. If you select our Maximum Anniversary Value Death Benefit Option, Jackson National makes a deduction for its insurance and administration charges that is equal to 1.50% of the daily value of the contracts invested in the investment divisions. If you select our Earnings Protection Benefit Endorsement, Jackson National deducts an additional charge equal to 0.20% of the daily net asset value of contracts invested in the investment divisions. These charges do not apply to the Fixed Accounts. During the accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your contract.

On page 3, the section entitled "Separate Account Annual Expenses," should be deleted and replaced in its entirety with the following:

Separate Account Annual Expenses (as a percentage of average account value)

Without Optional Maximum Anniversary Value Death Benefit
         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
                                                                ------
         Total Separate Account Annual Expenses                  1.40%

         Optional Earnings Protection Benefit Charge             0.20%
         Total Separate Account Annual Expenses with
            Optional Earnings Protection Benefit Charge          1.60%

With Optional Maximum Anniversary Value Death Benefit
         Mortality and Expense Risk Charges                      1.13%1
         Maximum Anniversary Value Death Benefit Charge           .22%
         Administration Charge                                    .15%
                                                                ------
         Total Separate Account Annual Expenses                  1.50%


         Optional Earnings Protection Benefit Charge             0.20%
         Total Separate Account Annual Expenses with
            Optional Earnings Protection Benefit Charge          1.70%

The following should be added to the "Series Annual Expenses" table located on page 3:


AIM/JNL Large Cap Growth Series           1.10%             .01%+           0%             1.11%
AIM/JNL Small Cap Growth Series           1.15%             .01%+           0%             1.16%
AIM/JNL Value II Series                   1.05%             .01%+           0%             1.06%
Lazard/JNL Mid Cap Value Series           1.07%            . 05%            0%             1.12%
Lazard/JNL Small Cap Value Series         1.15%             .03%            0%             1.18%
PIMCO/JNL Total Return Bond Series         .80%             .01%+           0%              .81%




On page 3 the following should be added to the section entitled "Fee Table:"

Commutation Fee2: An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).



On page 5 the first paragraph and table entitled "Examples" should be deleted and replaced in its entirety with the following paragraph:

Examples. You would pay the following expenses on a $1,000 investment if you select the optional Earning Protection Benefit Endorsement and the Maximum Anniversary Value Death Benefit Option, assuming a 5% annual return on assets:



                                                                                        Time Periods
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
                                                                                  year    years     years    years
-------------------------------------------------------------------------------- ------- --------- -------- ---------
JNL/Alger Growth Division                                               (a)         $29       $87    $149       $315
                                                                        (b)          99       137     179        315
JNL/Alliance Growth Division                                            (a)          27        81     139        295
                                                                        (b)          97       131     169        295
JNL/Eagle Core Equity Division                                          (a)          28        85     145        307
                                                                        (b)          98       135     175        307
JNL/Eagle SmallCap Equity Division                                      (a)          28        87     148        313
                                                                        (b)          98       137     178        313
JNL/Janus Aggressive Growth Division                                    (a)          28        84     144        305
                                                                        (b)          98       134     174        305
JNL/Janus Balanced Division                                             (a)          28        87     148        314
                                                                        (b)          98       137     178        314
JNL/Janus Capital Growth Division                                       (a)          28        85     144        306
                                                                        (b)          98       135     174        306
JNL/Janus Global Equities Division*                                     (a)          28        86     147        311
                                                                        (b)          98       136     177        311
JNL/Oppenheimer Global Growth Series                                    (a)          28        87     147        312
                                                                        (b)          98       137     177        312
JNL/Oppenheimer Growth Series                                           (a)          28        85     145        307
                                                                        (b)          98       135     175        307
JNL/Putnam Growth Division                                              (a)          27        83     142        301
                                                                        (b)          97       133     172        301
JNL/Putnam International Equity Division                                (a)          30        91     155        327
                                                                        (b)         100       141     185        327
JNL/Putnam Midcap Growth Division                                       (a)          29        89     151        319
                                                                        (b)          99       139     181        319
JNL/Putnam Value Equity Division                                        (a)          27        84     143        304
                                                                        (b)          97       134     173        304
JNL/S&P Conservative Growth Division I                                  (a)          20        61     104        225
                                                                        (b)          90       111     134        225
JNL/S&P Moderate Growth Division I                                      (a)          20        61     104        225
                                                                        (b)          90       111     134        225
JNL/S&P Aggressive Growth Division I                                    (a)          20        61     104        225
                                                                        (b)          90       111     134        225
JNL/S&P Very Aggressive Growth Division I                               (a)          20        61     104        225
                                                                        (b)          90       111     134        225
JNL/S&P Equity Growth Division I                                        (a)          20        61     104        225
                                                                        (b)          90       111     134        225


JNL/S&P Equity Aggressive Growth Division I                             (a)         $20      $ 61    $104      $ 225
                                                                        (b)          90       111     134        225

AIM/JNL Large Cap Growth Series                                         (a)          29        88     150        317
                                                                        (b)          99       138     180        317
AIM/JNL Small Cap Growth Series                                         (a)          29        89     152        321
                                                                        (b)          99       139     182        321
AIM/JNL Value II Series                                                 (a)          28        87     147        312
                                                                        (b)          98       137     177        312
Lazard/JNL Mid Cap Value Series                                         (a)          29        88     150        318
                                                                        (b)          99       138     180        318
Lazard/JNL Small Cap Value Series                                       (a)          29        90     153        323
                                                                        (b)          99       140     183        323
PPM America/JNL Balanced Division                                       (a)          26        80     136        290
                                                                        (b)          96       130     166        290
PPM America/JNL High Yield Bond Division                                (a)          26        80     136        290
                                                                        (b)          96       130     166        290
PPM America/JNL Money Market Division                                   (a)          25        76     130        277
                                                                        (b)          95       126     160        277
PIMCO/JNL Total Return Bond Series                                      (a)          26        79     135        288
                                                                        (b)          96       129     165        288
Salomon Brothers/JNL Global Bond Division                               (a)          27        84     142        302
                                                                        (b)          97       134     172        302
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)          26        79     135        288
                                                                        (b)          96       129     165        288
T. Rowe Price/JNL Established Growth Division                           (a)          27        83     141        300
                                                                        (b)          97       133     171        300
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          28        86     146        309
                                                                        (b)          98       136     176        309
T. Rowe Price/JNL Value Division                                        (a)          29        88     150        318
                                                                        (b)          99       138     180        318
JNL/First Trust The DowSM Target 10 Division                            (a)          26        80     137        291
                                                                        (b)          96       130     167        291


On page 6 the first paragraph entitled "Examples" should be deleted and replaced in its entirety with the following paragraph:

Examples. You would pay the following expenses on a 1,000 investment if you do not select the optional Earning Protection Benefit Endorsement or the Maximum Anniversary Value Death Benefit Option, assuming a 5% annual return on assets:

The following should be added to the "Examples" located on page 6:


                                                                                        Time Periods
--------------------------------------------------------------------------------------------------------------------
                                                                                   1        3         5        10
                                                                                  year    years     years     years
--------------------------------------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Series                                 (a)               $26     $135      $288       $79
                                                                (b)                96      129       165       288
AIM/JNL Small Cap Growth Series                                 (a)                26       81       138       292
                                                                (b)                96      131       168       292
AIM/JNL Value II Series                                         (a)                25       78       133       283
                                                                (b)                95      128       163       283
Lazard/JNL Mid Cap Value Series                                 (a)                26       79       136       289
                                                                (b)                96      129       166       289
Lazard/JNL Small Cap Value Series                               (a)                26       81       139       294
                                                                (b)                96      131       169       294
PIMCO/JNL Total Return Bond Series                              (a)                23       70       120       257
                                                                (b)                93      120       150       257


On page 8, under the section entitled "Explanation of Fee Table and Examples," the first paragraph should be deleted and replaced in its entirety with the following paragraph:



Explanation of Fee Table and Examples. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Examples reflect expenses of both the variable account and the underlying mutual funds. The first set of Examples reflects assumed expenses of the separate account of 1.70% which is the maximum level of charges. The second set of Examples reflects expenses of the separate account of 1.40% which is the lowest level of charges. Premium taxes may also apply.


The following should be added to the list of mutual fund series under "Investment Division" on page 9:


AIM/JNL Large Cap Growth Series
AIM/JNL Small Cap Growth Series
AIM/JNL Value II Series
PIMCO/JNL Total Return Bond Series
Lazard/JNL Mid Cap Value Series
Lazard/JNL Small Cap Value Series

The following should be added to the table of sub-advisers on page 10:


--------------------------------------- ---------------------------------------
Sub-Adviser                             Series
--------------------------------------- ---------------------------------------
AIM Capital Management, Inc.            AIM/JNL Large Cap Growth Series
                                        AIM/JNL Small Cap Growth Series
                                        AIM/JNL Value II Series
--------------------------------------- ---------------------------------------
Lazard Asset Management                 Lazard/JNL Mid Cap Value Series
                                        Lazard/JNL Small Cap Value Series
--------------------------------------- ---------------------------------------
Pacific Investment Management Company   PIMCO/JNL Total Return Bond Series
--------------------------------------- ---------------------------------------

On page 11 the first paragraph should be deleted in its entirety and the following paragraph should be added:

The investment objectives and policies of certain of the Series are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Series may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Series described are available only through variable annuity contracts issued by JNL. They are NOT offered or made available to the general public directly.

On page 11, under the section entitled "Insurance Charges," the first paragraph should be deleted and replaced in its entirety with the following paragraph:


Insurance Charges. Each day Jackson National makes a deduction for its various insurance and administrative charges. The insurance charges include the mortality and expense risk charge and charge for an optional benefit. We deduct these charges as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, the total charge for a base contract without any optional benefit equals 1.40%. The total charges for a contract with the Optional Maximum Anniversary Value Death Benefit is 1.50%. The total charge for a contract with the Optional Earnings Protection Benefit is 1.60%. The total charge for a contract with both benefits is 1.70%. These charges are applied to the daily value of the contracts invested in an investment division. These charges do not apply to the fixed accounts.


On page 12 the section entitled "Withdrawal Charge," should be deleted and replaced in its entirety with the following paragraphs:

Withdrawal Charge. During the accumulation phase, you can make withdrawals from your contract without a Withdrawal Charge.

o At any time during the accumulation phase, you may withdraw premiums that are not subject to a Withdrawal Charge (premiums in your annuity for seven years or longer and not previously withdrawn).

o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn) ("Free Withdrawal").

Withdrawals in excess of that will be charged a Withdrawal Charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The Withdrawal Charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the Withdrawal Charge is based on premiums remaining in the contract. If you make a full withdrawal you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your contract, we deduct the Withdrawal Charge from the remaining value in your contract.

Amounts allocated to an indexed fixed account option are not subject to this withdrawal charge. The Withdrawal Charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

Note: Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the contract (any after-tax contributions). In most cases, there will be little or no investment in the contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the Withdrawal Charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a Withdrawal Charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.


On page 12 the following paragraph should be added:

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:
        o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and
        o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


On page 14 the section entitled "Telephone Transactions," should be deleted and replaced in its entirety with the following paragraphs:

                       TELEPHONE AND INTERNET TRANSACTIONS

The Basics
You can request certain transactions by telephone or at www.jnl.com, our Internet Web site. Our Customer Service representatives are available during business hours to provide You with information about Your account. We require that You provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change Your PIN at www.jnl.com.

What You Can Do and How

You may make transfers by telephone or through the Internet unless You elect not to have this privilege. Any authorization given via an application, the JNL Web site, or through other means to JNL shall be deemed authorization by You for JNL(R) to accept transaction instructions, including fund transfers/allocations, by You or Your financial representative unless we are notified by You to the contrary. To notify JNL, please call us at the Service Center number referenced in your contract or on your quarterly statement.


What You Can Do and When
When authorizing a transfer, You must complete Your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment division.



Transfer instructions You send electronically are considered to be received by Jackson National(R) at the time and date stated on the electronic acknowledgement Jackson National returns to You. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all Web-based transactions by confirmation number. If You do not receive an electronic acknowledgement, You should telephone the Service Center immediately.


How to Cancel a Transaction

Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.


Our Procedures
Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by You. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than You and/or this telephonic and electronic transaction privilege.


On page 16, in the section entitled "Income Options", the paragraphs headed Option 3 and Option 4 should be deleted and replaced in their entirety with the following paragraphs:

         Option 3 - Life Annuity With 120 or 240 Monthly fixed periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

On page 16 the section entitled "Death of Owner Before the Income Date," should be deleted and replaced in its entirety with the following paragraphs:




Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.


Base Contract Death Benefit


The death benefit equals:

     1.  current contract value; or

     2. the total premiums (less withdrawals, charges and premium taxes) compounded at 5%*; or

     3. the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, withdrawal charges and premium taxes incurred since the 7th year) compounded at 5%*

 -- whichever is GREATEST.

The death benefit under 2 and 3 will never exceed 250% of premiums paid, less partial withdrawals, charges and tax incurred. The death benefit under 2 and 3 may not be available in all states.



Maximum Anniversary Value Death Benefit Option

The death benefit equals:

     1.  current contract value; or

     2. the total premiums (less withdrawals, charges and taxes) compounded at 5%*; or

     3. the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, charges and taxes incurred since the 7th year) compounded at 5%*; or


     4. the greatest contract value at any contract anniversary prior to the owner's 81st birthday, reduced proportionally by any withdrawals subsequent to that contract anniversary in the same proportion that the contract value was reduced on the date of a withdrawal, plus any premium paid subsequent to that contract anniversary.


-- whichever is GREATEST.


The Maximum Anniversary Value Death Benefit Option may not be available in all states and is not available to contract owners greater than age 80.


The death benefit determined under item 2 or item 3 of the Maximum Anniversary Value Death Benefit Option is limited to never exceed 250% of Premiums paid, less withdrawals, charges, and taxes incurred.


The additional insurance charge for the Maximum Anniversary Value Death Benefit Option will continue to be deducted after you reach age 81, although the highest contract value on any anniversary after age 81 will not be paid.


This amount will be determined as of the end of the Business Day when due proof of the Owner's death is satisfactory to Us and an election as to the type of Death Benefit Option is received by the Company at its Annuity Service Center.

In determining the current Contract Value to be paid upon distribution due to the Owner's death, the amount attributable to Indexed Fixed Options will be the sum of the Indexed Fixed Option Values on the Index Determination Date immediately preceding the date We receive a complete request for payment in good order.


From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies).



The death benefit can be paid under one of the following death benefit options:

        o single lump sum payment; or
        o payment of entire death benefit within 5 years of the date of death; or
        o payment of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy.




Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.


On page 20 the paragraph entitled "Status of Earnings Protection Benefit" should be deleted and replaced in its entirety with the following paragraph:

Status of Earnings Protection Benefit and the Optional Death Benefit. With respect to IRAs, our understanding of current law is that the tax status of the Earnings Protection Benefit and the optional death benefit is unclear. To resolve any uncertainty, we have asked the Internal Revenue Service to approve the use of the Earnings Protection Benefit Endorsement and the optional death benefit in IRAs. We believe that use of the Earnings Protection Benefit Endorsement and the optional death benefit should not result in adverse tax treatment. However, we can give no assurance that the Internal Revenue Service will approve the use of the optional Earnings Protection Benefit and the optional death benefit in IRAs. The Earnings Protection Benefit and optional death benefit, therefore, will not be offered in the IRA market until we receive approval from the Internal Revenue Service.

On page 21 the following paragraph should be added after the paragraph entitled "Dollar Cost Averaging Plus (DCA+)":

Earnings Sweep. You can choose to move from the source accounts either a dollar amount, percentage or earnings (only applicable from the 1-year Fixed Account Option and the Money Market sub-account).



 (To be used with V3656 07/01.)






--------

1 This charge is 0.12% lower than the mortality and expense risk charge under the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit, which is covered by a separate charge.

+ We anticipate that the 12b-1 fee will be less than .01%.

2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.


*The JNL/Janus Global Equities Series (the "Series") is closed to new contract holders since September 1, 2000. The Series is still available to existing contract holders who purchased their contracts prior to September 1, 2000, even if the contract holder does not have a current allocation in the Series. The Series is also available to both new and existing contract holders as an underlying series of the JNL/S&P Conservative Growth Series I, the JNL/S&P Moderate Growth Series I, the JNL/S&P Aggressive Growth Series I, the JNL/S&P Very Aggressive Growth Series I, the JNL/S&P Equity Growth Series I and the JNL/S&P Equity Aggressive Growth Series I. * (4% if the owner is age 70 or older at the date of issue)

                        SUPPLEMENT DATED OCTOBER 29, 2001
                                     TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 2001
                                       FOR
                       JACKSON NATIONAL SEPARATE ACCOUNT I

The following changes apply to the Statement of Additional Information listed above


On page 4, the table heading "Standardized Performance Without Earnings Protection Benefit Endorsement" and the two preceding paragraphs should be deleted and replaced in their entirety with the following language:


The standardized performance represents a contract without the Earnings Protection Benefit Endorsement or Maximum Anniversary Death Benefit Option, and does not include the cost of these benefits.

The standardized average annual total returns for each Division (except the PPM America/JNL Money Market Division) for contracts without the Earnings Protection Benefit Endorsement and Maximum Anniversary Value Death Benefit Option for the periods ended December 31, 2000 are as follows (more recent returns may be more or less than the stated returns due to market volatility):

                            Standardized Performance
                 Without Earnings Protection Benefit Endorsement
               and Maximum Anniversary Value Death Benefit Option

On page 6 and 7, the second paragraph and the "Standardized Performance With Earnings Protection Benefit Endorsement" table should be deleted.


On page 7, the section heading "Non-Standardized Return Without Earnings Protection Benefit Endorsement" and the immediately preceding paragraph should be deleted in their entirety and replaced with the following language:

The non-standardized total returns that each investment division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding series for the periods ending December 31, 2000, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge or the withdrawal charge, are shown in table below. The table shows non-standardized returns for contracts without the Earnings Protection Benefit Endorsement and Maximum Anniversary Value Death Benefit Option. More recent returns may be more or less than the stated returns due to market volatility.:


     Non-Standardized Return Without Earnings Protection Benefit Endorsement and Maximum Anniversary Value Death Benefit Option


(To be used with V3800 07/01.)

Part C is amended and restated as follow:

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:
               (1)  Financial  statements  and  schedules  included  in  Part A:
                         Condensed Financial Information

               (2)  Financial statements and schedules included in Part B:

                    Jackson National Separate Account - I:
                    Report of Independent Accountants
                    Statement of Assets and Liabilities as of
                                December 31, 2000
                    Statement of Operations for the Year Ended
                                December 31, 2000
                    Statement of Changes in Net Assets for the Years Ended
                         December 31, 2000 and December 31, 1999
                    Schedule of Investments at December 31, 2000
                          Notes to Financial Statements

                    Jackson National Life Insurance Company:
                         Report of Independent Accountants
                    Consolidated Balance Sheet at December 31,
                         2000 and 1999
                    Consolidated Income Statement for the
                         years ended December 31, 2000, 1999 and
                         1998
                    Consolidated Statement of Stockholder's Equity and
                         Comprehensive Income for the years ended December 31, 2000, 1999 and 1998
                    Consolidated Statement of Cash flows for the
                         years ended December 31, 2000, 1999 and
                         1998
                    Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

Exhibit
No.             Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 21, 1999.

2.              Not Applicable

3. Distribution Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

4.a. Specimen of the Perspective Fixed and Variable Annuity Contract, incorporated by reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

4.b. Specimen of the Defined Strategies Variable Annuity Contract, incorporated by reference to the Registrant's Post-Effective Amendment Number 11, filed on April 27, 2000.

4.c. Specimen of the Perspective Fixed & Variable Annuity Group Contract, incorporated by reference to the Registrant's Post-Effective Amendment Number 12, filed on April 16, 2001.

4.d. Form of Enhanced Earnings Endorsement, incorporated by reference to Registrant's Post-Effective Amendment 13 electronically filed on May 2, 2001.

4.e. Specimen of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post-Effective Amendment 13 electronically filed on May 2, 2001.

4.f. Specimen of Death Benefit Endorsement, incorporated by reference to Registrant's Post-Effective Amendment 15 electronically filed on July 30, 2001.

4.g. Specimen of the Perspective Fixed and Variable Annuity Contract, attached hereto.

5.a. Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 5, filed on April 15, 1997.

5.b. Specimen of the Perspective Plus Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 5, filed on April 15, 1997.

5.c. Specimen of the Defined Strategies Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 11, filed on April 27, 2000.

5.d. Specimen of the Perspective Fixed and Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment 13 electronically filed on May 2, 2001.

5.e. Specimen of the Defined Strategies Variable Annuity Application, incorporated by reference to Registrant's Post-Effective Amendment 13 electronically filed on May 2,2001.

5.f. Specimen of the Perspective Fixed and Variable Annuity Application, attached hereto.

6.a.            Articles   of   Incorporation  of  Depositor,  incorporated  by
                reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

6.b.            Bylaws   of   Depositor,   incorporated   by   reference to the
                Registrant's   Post-Effective   Amendment   Number 3,  filed on
                April 30, 1996.

7.              Not Applicable

8.              Not Applicable

9.              Opinion and Consent of Counsel, attached hereto.

10.a.           Consent of Independent Accountants (KPMG LLP) incorporated   by
                reference to the Registrant's Post-Effective Amendment Number 12, filed on April 16, 2001.

10.b. Consent of Independent Accountants (PricewaterhouseCoopers LLP) incorporated by reference to the Registrant's Post-Effective Amendment Number 12, filed on April 16, 2001.

11.             Not Applicable

12.             Not Applicable

13.a.           Schedule  of  Computation  of   Performance,   incorporated  by
                reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996.

13.b.           Schedule of Computation of Performance, attached hereto.

14.             Not Applicable

15. Power of Attorney, incorporated by reference to Registrant's Pre-Effective Amendment 15 electronically filed on July 30, 2001.

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, Michigan  48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, Michigan  48951

         James P. Binder                    Assistant Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, Michigan 48951

         Joseph Mark Clark                  Assistant Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, Michigan 48951

         Marianne Clone                     Vice President - Administration
         1 Corporate Way
         Lansing, Michigan 48951

         Scott Coomes                       Assistant Vice President - JNLD
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, California 90401

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Model Office
         Lansing, Michigan 48951

         Lisa C. Drake                      Vice President & Actuary
         1 Corporate Way
         Lansing, Michigan 48951

         Joseph D. Emanuel                  Vice President & Associate
         1 Corporate Way                    General Counsel
         Lansing, Michigan 48951

         Terence M. Finan                   Assistant Vice President - GIC
         1 Corporate Way
         Lansing, Michigan 48951

         Robert A. Fritts                   Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, Michigan 48951            Operations

         Victor Gallo                       Senior Vice President -
         1 Corporate Way                    Group Pension
         Lansing, Michigan 48951

         Patrick W. Garcy                   Assistant Vice President
         1 Corporate Way                    and Associate General Counsel
         Lansing, Michigan 48951

         Larry D. Gardner                   Assistant Vice President -
         1 Corporate Way                    Actuarial
         Lansing, Michigan 48951

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI  48951

         James G. Golembiewski              Assistant Vice President -
         1 Corporate Way                    Associate General Counsel
         Lansing, Michigan 48951

         John A. Gorgenson                  Assistant Vice President -
         1 Corporate Way                    Compensation and Benefits
         Lansing, Michigan 48951

         Rhonda K. Grant                    Vice President - Government
         1 Corporate Way                    Relations
         Lansing, Michigan 48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer and
         Lansing, Michigan 48951            Director

         Stephen A. Hrapkiewicz             Vice President - Human
         1 Corporate Way                    Resources
         Lansing, Michigan 48951

         Thomas J. Hruska, FSA, MAAA        Assistant Vice President
         1 Corporate Way                    and Deputy Actuary
         Lansing, Michigan 48951

         Roger G. Hutchison                 Assistant Vice President -
         1 Corporate Way                    Investment Accounting
         Lansing, Michigan 48951


         Cheryl Johns                       Vice President - Life Division
         1 Corporate Way
         Lansing, Michigan  48951

         Mary K. Kator                      Assistant Vice President
         1 Corporate Way                    and Senior Associate General
         Lansing, Michigan 48951            Counsel

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, Michigan 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, Michigan 48951

         Lynn W. Lopes                      Vice President - Group
         1 Corporate Way                    Pension
         Lansing, Michigan 48951

         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way                    and Director
         Lansing, Michigan 48951

         Maureen McFadden                   Assistant Vice President -
         1 Corporate Way                    Client Services
         Lansing, Michigan 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel and
         Lansing, Michigan 48951            Secretary

         Dr. Andre Michaud                  Assistant Vice President -
         1 Corporate Way                    and Medical Director
         Lansing, Michigan 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, Michigan 48951

         Jacky Morin                        Vice President -
         1 Corporate Way                    Group Pension
         Lansing, Michigan 48951

         P. Chad Myers                      Vice President - Asset
         1 Corporate Way                    Liability Management
         Lansing, Michigan 48951

         J. George Napoles                  Senior Vice President and
         1 Corporate Way                    Chief Information Officer
         Lansing, Michigan 48951

         Mark D. Nerud                      Vice President - Fund
         1 Corporate Way                    Accounting and Administration
         Lansing, Michigan 48951

         Russell E. Peck                    Assistant Vice President -
         1 Corporate Way                    Financial Operations
         Lansing, Michigan 48951

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, Michigan 48951

         Michael S. Rodocker                Assistant Vice President -
         1 Corporate Way                    Corporate Finance
         Lansing, Michigan 48951

         Christian J. Shiemke               Assistant Vice President -
         1 Corporate Way                    Asset/Liability
         Lansing, Michigan 48951

         David I. Slater                    Assistant Vice President
         1 Corporate Way                    and Deputy Actuary
         Lansing, Michigan 48951

         Scott L. Stolz                     Senior Vice President -
         1 Corporate Way                    Administration
         Lansing, Michigan 48951

         Gary L. Stone                      Assistant Vice President -
         1 Corporate Way                    Human Resources
         Lansing, Michigan 48951

         Robert M. Tucker                   Vice President - Technical
         1 Corporate Way                    Support
         Lansing, Michigan 48951

         Connie J. Van Doorn                Vice President -
         1 Corporate Way                    Variable Annuity
         Lansing, Michigan 48951            Administration

         Michael A. Wells                   Executive Vice President
         1 Corporate Way                    and Director
         Lansing, Michigan 48951

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

                  State of          Control/
Company           Organization      Ownership           Principal Business

Brooke            Delaware          100%                Holding Company
Holdings, Inc.                      Holborn             Activities
                                    Delaware
                                    Partnership

Brooke            Delaware          100% Brooke         Holding Company
Finance                             Holdings, Inc.      Activities
Corporation

Brooke Life       Michigan          100% Brooke         Life Insurance
Insurance                           Holdings, Inc.
Company

Carolina          North             96.65% Jackson      Manufacturing
Steel             Carolina          National Life       Company
                                    Insurance
                                    Company

Cherrydale        Delaware          96.4% Jackson       Candy
Farms, Inc.                         National Life
                                    Insurance
                                    Company

Cherrydale        Delaware          72.5% Jackson       Holding Company
Holdings, Inc.                      National Life       Activities
                                    Insurance
                                    Company

Hermitage         Michigan          100% Jackson        Advertising Agency
Management LLC                      National Life
                                    Insurance
                                    Company

Holborn           Delaware          80% Prudential      Holding Company
Delaware                            One Limited,        Activities
Partnership                         10% Prudential
                                    Two Limited,
                                    10% Prudential
                                    Three Limited

IFC Holdings,     Delaware          99% National        Broker/Dealer
Inc.                                Planning Holdings
                                    Inc.

Investment        Delaware          100% IFC Holdings,  Broker/Dealer
Centers of                          Inc.
America

IPM Products      Delaware          93% Jackson         Auto Parts
Group                               National Life
                                    Insurance Company

Jackson           USA               100% JNL            Savings & Loan
Federal                             Thrift
Bank                                Holdings, Inc.

Jackson           Michigan          100% Jackson        Investment Adviser,
National                            National Life       and Transfer Agent
Asset                               Insurance
Management, LLC                     Company

Jackson           Delaware          100% Jackson        Advertising/
National                            National Life       Marketing
Life                                Insurance           Corporation and
Distributors,                       Company             Broker/Dealer
Inc.

Jackson           New York          100%                Life Insurance
National                            Jackson
Life Insurance                      National Life
Company of                          Insurance
New York                            Company

JNL Series        Massachusetts     Common Law          Investment Company
Trust                               Trust with
                                    contractual
                                    association
                                    with Jackson
                                    National Life
                                    Insurance
                                    Company of New
                                    York

JNL Thrift        Michigan          100% Jackson        Holding Company
Holdings, Inc.                      National Life
                                    Insurance
                                    Company

JNL Variable      Delaware          100% Jackson        Investment Company
Fund LLC                            National
                                    Separate
                                    Account - I

JNL Variable      Delaware          100% Jackson        Investment Company
Fund III LLC                        National
                                    Separate
                                    Account III

JNL Variable      Delaware          100% Jackson        Investment Company
Fund IV LLC                         National
                                    Separate
                                    Account IV

JNL Variable      Delaware          100% Jackson        Investment Company
Fund V LLC                          National
                                    Separate
                                    Account V

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund I LLC                          Separate
                                    Account I

JNLNY Variable    Delaware          100% JNLNY          Investment Company
Fund II LLC                         Separate
                                    Account II

LePages,          Delaware          100% Jackson        Adhesives
Inc.                                National Life
                                    Insurance
                                    Company

LePages           Delaware          100% Jackson        Adhesives
Management                          National Life
Co., LLC                            Insurance
                                    Company

National          Delaware          100% National       Broker/Dealer
Planning                            Planning            and Investment
Corporation                         Holdings, Inc.      Adviser

National          Delaware          100% Brooke         Holding Company
Planning                            Holdings, Inc.      Activities
Holdings, Inc.

PPM Special                         80% Jackson
Investment                          National Life
Fund                                Insurance Company

PPM Holdings,     Delaware          100% Brooke         Holding Company
Inc.                                Holdings, Inc.

Prudential        United            100%                Holding Company
Corporation       Kingdom           Prudential
Holdings                            Corporation
Limited                             PLC

Prudential        United            Publicly            Financial
Corporation       Kingdom           Traded              Institution
PLC

Prudential        England and       100%                Holding
One Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Two Limited       Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

Prudential        England and       100%                Holding
Three Limited     Wales             Prudential          Company
                                    Corporation         Activities
                                    Holdings
                                    Limited

SII               Wisconsin         100%                Broker/Dealer
Investments,                        National
Inc.                                Planning
                                    Holdings, Inc.

Trust Centers     North Dakota      100% IFC Holdings,  Trust Company
of America                          Inc.

Item 27. Number of Contract Owners as of July 30, 2001.

                  Non-Qualified - 45,002
                  Qualified - 47,802

Item 28.  Indemnification

     Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account VI, the JNLNY Separate Account I and the JNLNY Separate Account II.

     (b) Directors and Officers of Jackson National Life Distributors,Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Michael A. Wells                   Director
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Clark Manning                      Director
         1 Corporate Way
         Lansing, Michigan 48951

         Andrew B. Hopping                  Director, Vice President,  Treasurer
         1 Corporate Way                    and Chief Financial Officer
         Lansing, MI  48951

         Clifford J. Jack                   President and Chief
         401 Wilshire Blvd.                 Executive Officer
         Suite 1200
         Santa Monica, California 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Pam Aurbach                        Vice President - Index Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Willard Barrett                    Senior Vice President -
         3500 S. Blvd., Ste. 18B            Divisional Director West
         Edmond, OK 73013

         Kendall Best                       Vice President - Strategic
         401 Wilshire Boulevard             Relations
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift
         401 Wilshire Boulevard             Products and Fixed Products
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Senior Vice President -
         401 Wilshire Blvd.                 Divisional Director
         Suite 1200
         Santa Monica, CA 90401

         Tori Bullen                        Vice President - Institutional
         401 Wilshire Boulevard             Marketing Group
         Suite 1200
         Santa Monica, CA 90401

         Scott Coomes                       Vice President - Life Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Jay A. Elliott                     Senior Vice President -
         10710 Midlothian Turnpike          Division Director Northeast
         Suite 301
         Richmond, VA 23235

         Steve Goldberg                     Assistant Vice President -
         401 Wilshire Boulevard             Annuity Support Unit
         Suite 1200
         Santa Monica, CA 90401

         Marlon G. Ignacio                  Assistant Vice President -
         401 Wilshire Boulevard             Technology Solutions
         Suite 1200
         Santa Monica, CA 90401

         Douglas K. Kinder                  Senior Vice President -
         1018 W. St. Maartens Dr.           Divisional Director Midwest
         St. Joseph, MO 64506

         Kurt Lemke                         Assistant Vice President -
         401 Wilshire Boulevard             Sales
         Suite 1200
         Santa Monica, CA 90401

         Stephanee Maxwell                  Vice President - Marketing
         401 Wilshire Boulevard             Communications (Registered Products)
         Suite 1200
         Santa Monica, CA 90401

         Michael McGlothlin                 Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Cheryl Munn                        Assistant Vice President -
         401 Wilshire Boulevard             Marketing - IMG Products
         Suite 1200
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Variable Products
         Suite 1200
         Santa Monica, CA 90401

         Stephen J. Pilger                  Vice President - Key Accounts
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         Scott Robinson                     Vice President - Resource
         401 Wilshire Boulevard             Development West
         Suite 1200
         Santa Monica, CA 90401

         Gregory B. Salsbury                Executive Vice President -
         401 Wilshire Blvd.                 Resource Development
         Suite 1200
         Santa Monica, CA 90401

         James L. Simon                     Director of Compliance
         1 Corporate Way                    and Secretary
         Lansing, Michigan 48951

         Greg Smith                         Assistant Vice President -
         401 Wilshire Boulevard             Information Technology
         Suite 1200
         Santa Monica, CA 90401

         Chad Taylor                        Assistant Vice President -
         401 Wilshire Boulevard             Sales
         Suite 1200
         Santa Monica, CA 90401

         Phil Wright                        Vice President - Marketing
         401 Wilshire Boulevard             Communications (Guaranteed Products)
         Suite 1200
         Santa Monica, CA 90401

         Scott Yessner                      Vice President - Business Solutions
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Kristina M. Zimmerman              Assistant Vice President -
         401 Wilshire Boulevard             Advanced Markets
         Suite 1200
         Santa Monica, CA 90401

         (c)


                      Net Under      Compensation
                      -writing       on
                      Discounts      Redemption
Name of Principal     and            or Annuiti       Brokerage
Underwriter           Commissions    -zation          Commissions   Compensation
-----------           -----------    ----------       -----------   ------------

Jackson
National Life          Not            Not             Not           Not
Distributors, Inc.     Applicable     Applicable      Applicable    Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings and Representations

          (a)  Not Applicable

          (b)  Not Applicable

          (c)  Not Applicable

          (d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

          (e) The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant Section 403(b)if the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 5th day of October, 2001.

                           Jackson National Separate Account - I
                                  (Registrant)

                           By:  Jackson National Life Insurance Company

                           By:  /s/ Andrew B. Hopping                        *
                                ----------------------------------------------
                                    Andrew B. Hopping
                                    Executive Vice President -
                                    Chief Financial Officer and Director

                           Jackson National Life Insurance Company
                                    (Depositor)

                           By: /s/   Andrew B. Hopping                       *
                               -----------------------------------------------
                                     Andrew B. Hopping
                                     Executive Vice President -
                                     Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Clark P. Manning                           *             October 5, 2001
-------------------------------------------------            -------------
Clark P. Manning, President, Chief
Executive Officer and Director

/s/ Michael A. Wells                           *             October 5, 2001
-------------------------------------------------            -------------
Michael A. Wells, Director

/s/ Andrew B. Hopping                          *             October 5, 2001
-------------------------------------------------            -------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director





* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 7th day of September 2001.


/s/ Clark P. Manning
--------------------------------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Michael A. Wells
--------------------------------------
Michael A. Wells, Director


/s/ Andrew B. Hopping
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director


/s/ Robert A. Fritts
--------------------------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

                                  EXHIBIT LIST


Exhibit
No.       Description

4.g. Specimen of the Perspective Fixed and Variable Annuity Contract, attached hereto as EX-99.4g.

5.f. Specimen of the Perspective Fixed and Variable Annuity Application, attached hereto as EX-99.5f.

9.        Opinion and Consent of Counsel, attached hereto as EX-99.9.

13.b.     Schedule of Computation of Performance, attached hereto as EX-99.13b.